UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203.422.6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut          August 16, 2010
----------------------     ----------------------          ----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          15
                                                           --------

Form 13F Information Table Value Total:                    $557,789
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     NONE

                                                  Blue Harbour Group, LP
                                                Form 13F Information Table
                                                Quarter ended June 30, 2010





COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4    COLUMN 5               COLUMN 6  COLUMN 7  COLUMN 8
                        TITLE                VALUE       SHRS or     SH/  PUT/  INV.      OTHER     VOTING AUTHORITY
NAME OF ISSUER          OF CLASS  CUSIP      (x$1000)    PRN AMT     PRN  CALL  DISC.     MNGRS     SOLE              SHARED  NONE
----------------------  --------  ---------  ----------  ----------  ---  ----  --------  --------  ----------------  ------  ----
CACI INTL INC           CL A      127190304  $  68,152    1,604,342  SH         SOLE                x
DIEBOLD INC             COM       253651103  $  24,210      888,439  SH         SOLE                x
EMCOR GROUP INC         COM       29084Q100  $  12,734      549,600  SH         SOLE                x
JACK IN THE BOX INC     COM       466367109  $  47,122    2,422,743  SH         SOLE                x
L-1 IDENTITY SOLUTIONS
INC                     COM       50212A106  $  14,943    1,824,594  SH         SOLE                x
LIFE TECHNOLOGIES CORP  COM       53217V109  $  72,380    1,531,856  SH         SOLE                x
MANTECH INTL CORP       CL A      564563104  $  20,212      474,799  SH         SOLE                x
NOVELL INC              COM       670006105  $  85,247   15,008,204  SH         SOLE                x
ONEOK INC NEW           COM       682680103  $  55,784    1,289,796  SH         SOLE                x
PHILLIPS VAN HEUSEN
CORP                    COM       718592108  $  60,341    1,304,101  SH         SOLE                x
QUEST SOFTWARE INC      COM       74834T103  $   9,381      520,000  SH         SOLE                x
RCN CORP                COM NEW   749361200  $  14,979    1,011,408  SH         SOLE                x
SAVVIS INC              COM NEW   805423308  $  20,979    1,422,325  SH         SOLE                x
VALUECLICK INC          COM       92046N102  $  34,863    3,261,270  SH         SOLE                x
WEBSENSE INC            COM       947684106  $  16,462      871,000  SH         SOLE                x



                                  Total      $ 557,789
